Segmental Information - Summary of Distribution of Corporation's Assets by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total assets	$ 11,275,782	$ 11,265,538
Total liabilities	6,756,339	7,112,138
Corporate
Disclosure of operating segments [line items]
Total assets	234,549	76,508
Total liabilities	4,878,985	5,223,082
International
Disclosure of operating segments [line items]
Total assets	5,083,015	5,248,115
Total liabilities	673,016	623,096
United Kingdom
Disclosure of operating segments [line items]
Total assets	5,468,613	5,430,110
Total liabilities	705,168	715,398
Australia
Disclosure of operating segments [line items]
Total assets	489,605	510,805
Total liabilities	$ 499,170	$ 550,562